Related Party Transaction - Schedule of Related Party Transaction (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company	Principal shareholder, Chief Executive Officer and Chairman of the Company
Due to related party		$ 1,283,221	$ 1,035,730
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party		$ 1,283,221	$ 1,047,108